Dividends on Ordinary Capital	12 Months Ended
Dec. 31, 2017
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Dividends on Ordinary Capital

8. DIVIDENDS ON ORDINARY CAPITAL

Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2017	2016	2015
NV dividends	(2,154)	(1,974)	(1,862)
PLC dividends	(1,762)	(1,626)	(1,542)
	(3,916)	(3,600)	(3,404)

Four quarterly interim dividends were declared and paid during 2017 totalling €1.40 (2016: €1.26) per NV ordinary share and £1.22 (2016: £1.04) per PLC ordinary share.

Quarterly dividends of €0.36 per NV ordinary share and £0.32 per PLC ordinary share were declared on 1 February 2018, to be paid in March 2018. See note 27 ‘Events after the balance sheet date’ on page 137. Total dividends declared in relation to 2017 were €1.43 (2016: €1.28) per NV ordinary share and £1.26 (2016: £1.09) per PLC ordinary share.